Fair Value of Assets acquired and Liabilities assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 15, 2017	Sep. 30, 2017	Sep. 15, 2017	Aug. 16, 2017	Jul. 14, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 04, 2015	May 19, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 331,456						$ 258,570	$ 244,351			$ 220,966
2017 Acquisitions
Business Acquisition [Line Items]
Cash	19,404
Trade accounts receivable	70,870
Inventories	12,502
Prepaid expenses	6,461
Deferred customer support contract costs	14,366
Deferred income taxes	11,774
Property and equipment	21,917
Goodwill	74,671
Total assets acquired	297,432
Accounts payable and accrued expenses	(96,526)
Customer deposits	(9,443)
Deferred revenue	(28,178)
Total liabilities assumed	(134,147)
Net assets acquired	163,285
2017 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets	60,834
2017 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets	2,668
2017 Acquisitions | Noncompetition Agreements
Business Acquisition [Line Items]
Intangible assets	1,965
2015 Acquisitions
Business Acquisition [Line Items]
Cash								8,610
Trade accounts receivable								50,564
Inventories								1,055
Prepaid expenses								502
Deferred income taxes								363
Property and equipment								2,985
Goodwill								37,604
Total assets acquired								131,393
Accounts payable and accrued expenses								(51,709)
Customer deposits								(4,194)
Deferred revenue								(78)
Total liabilities assumed								(55,981)
Net assets acquired								75,412
2015 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets								26,311
2015 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets								2,798
2015 Acquisitions | Noncompetition Agreements
Business Acquisition [Line Items]
Intangible assets								601
Annese
Business Acquisition [Line Items]
Goodwill						$ 9,906
Net assets acquired	25,439		$ 30,033
Annese | 2017 Acquisitions
Business Acquisition [Line Items]
Cash	92
Trade accounts receivable	12,321
Inventories	3,161
Prepaid expenses	2,492
Deferred income taxes	1,326
Property and equipment	960
Goodwill	9,906
Total assets acquired	38,190
Accounts payable and accrued expenses	(11,135)
Customer deposits	(29)
Deferred revenue	(1,587)
Total liabilities assumed	(12,751)
Net assets acquired	25,439
Annese | 2017 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets	7,418
Annese | 2017 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets	514
SPS
Business Acquisition [Line Items]
Goodwill					$ 18,834
Net assets acquired	51,125		59,125
SPS | 2017 Acquisitions
Business Acquisition [Line Items]
Cash	8,426
Trade accounts receivable	34,543
Inventories	6,264
Prepaid expenses	1,823
Deferred customer support contract costs	14,366
Deferred income taxes	10,448
Property and equipment	15,146
Goodwill	18,834
Total assets acquired	136,639
Accounts payable and accrued expenses	(51,376)
Customer deposits	(7,547)
Deferred revenue	(26,591)
Total liabilities assumed	(85,514)
Net assets acquired	51,125
SPS | 2017 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets	25,985
SPS | 2017 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets	804
RGTS
Business Acquisition [Line Items]
Goodwill				$ 5,471
Net assets acquired	20,862		$ 20,852
RGTS | 2017 Acquisitions
Business Acquisition [Line Items]
Trade accounts receivable	1,685
Inventories	20
Prepaid expenses	1,501
Property and equipment	4,394
Goodwill	5,471
Total assets acquired	21,667
Accounts payable and accrued expenses	(805)
Total liabilities assumed	(805)
Net assets acquired	20,862
RGTS | 2017 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets	8,131
RGTS | 2017 Acquisitions | Noncompetition Agreements
Business Acquisition [Line Items]
Intangible assets	465
AOS
Business Acquisition [Line Items]
Goodwill		$ 40,460
AOS | 2017 Acquisitions
Business Acquisition [Line Items]
Cash	10,886
Trade accounts receivable	22,321
Inventories	3,057
Prepaid expenses	645
Property and equipment	1,417
Goodwill	40,460
Total assets acquired	100,936
Accounts payable and accrued expenses	(33,210)
Customer deposits	(1,867)
Total liabilities assumed	(35,077)
Net assets acquired	65,859
AOS | 2017 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets	19,300
AOS | 2017 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets	1,350
AOS | 2017 Acquisitions | Noncompetition Agreements
Business Acquisition [Line Items]
Intangible assets	$ 1,500
Sigmanet
Business Acquisition [Line Items]
Goodwill									$ 27,820
Sigmanet | 2015 Acquisitions
Business Acquisition [Line Items]
Cash								6,537
Trade accounts receivable								27,206
Inventories								1,055
Prepaid expenses								167
Deferred income taxes								363
Property and equipment								1,973
Goodwill								27,820
Total assets acquired								77,463
Accounts payable and accrued expenses								(28,462)
Customer deposits								(1,072)
Deferred revenue								(78)
Total liabilities assumed								(29,612)
Net assets acquired								47,851
Sigmanet | 2015 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets								10,336
Sigmanet | 2015 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets								1,842
Sigmanet | 2015 Acquisitions | Noncompetition Agreements
Business Acquisition [Line Items]
Intangible assets								164
Sunturn
Business Acquisition [Line Items]
Goodwill										$ 2,813
Sunturn | 2015 Acquisitions
Business Acquisition [Line Items]
Cash								1,038
Trade accounts receivable								5,899
Prepaid expenses								144
Property and equipment								312
Goodwill								2,813
Total assets acquired								14,973
Accounts payable and accrued expenses								(5,429)
Customer deposits								(800)
Total liabilities assumed								(6,229)
Net assets acquired								8,744
Sunturn | 2015 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets								4,482
Sunturn | 2015 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets								199
Sunturn | 2015 Acquisitions | Noncompetition Agreements
Business Acquisition [Line Items]
Intangible assets								86
MSN
Business Acquisition [Line Items]
Goodwill										$ 6,971
MSN | 2015 Acquisitions
Business Acquisition [Line Items]
Cash								1,035
Trade accounts receivable								17,459
Prepaid expenses								191
Property and equipment								700
Goodwill								6,971
Total assets acquired								38,957
Accounts payable and accrued expenses								(17,818)
Customer deposits								(2,322)
Total liabilities assumed								(20,140)
Net assets acquired								18,817
MSN | 2015 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Intangible assets								11,493
MSN | 2015 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets								757
MSN | 2015 Acquisitions | Noncompetition Agreements
Business Acquisition [Line Items]
Intangible assets								$ 351